As filed with the Securities and Exchange Commission on October 30, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2017

Date of reporting period:  August 31, 2017

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - August 31, 2017 (Unaudited)

	Principal Amount/Shares	Value

ASSET-BACKED SECURITIES - 7.9%
American Credit Acceptance Receivables Trust
Series 2015-3, Class C, 4.840%, 10/12/21 (d)	$720,000	$738,364
Series 2017-1, Class E, 5.440%, 3/13/24 (d)	3,000,000	3,014,815
Series 2017-3, Class E, 5.170%, 6/10/24 (d)(f)	4,387,000	4,385,813
CarFinance Capital Auto Trust
Series 2015-1A, Class E, 5.490%, 1/18/22 (d)	3,500,000	3,547,123
Conn Funding II, LP
Series 2016-B, Class A, 3.730%, 10/15/18 (d)	537,570	537,869
Series 2017-A, Class B, 5.110%, 2/15/20 (d)	1,900,000	1,907,815
CPS Auto Receivables Trust
Series 2016-C, Class E, 8.390%, 9/15/23 (d)	4,000,000	4,345,221
Series 2017-C, Class E, 5.720%, 9/16/24 (d)	1,000,000	1,018,178
CPS Auto Trust
Series 2016-D, Class E, 6.860%, 4/15/24 (d)	4,375,000	4,571,874
Drive Auto Receivables Trust
Series 2017-BA, Class E, 5.300%, 7/15/24 (d)	3,750,000	3,825,135
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (d)	2,450,000	2,502,207
Exeter Automobile Receivables Trust
Series 2015-3A, Class D, 6.550%, 10/17/22 (d)	3,375,000	3,474,730
Series 2016-3A, Class D, 6.400%, 7/17/23 (d)	4,350,000	4,515,108
Flagship Credit Auto Trust
Series 2017-1, Class E, 6.460%, 12/15/23 (d)	4,000,000	4,191,812
GLS Auto Receivables Trust
Series 2015-1A, Class C, 9.790%, 10/15/25 (d)	5,575,000	5,865,184
HOA Funding LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (d)	4,342,500	4,260,388
Series 2015-1A, Class B, 9.000%, 8/20/44 (d)	2,000,000	1,922,500
Kabbage Asset Securitization, LLC
Series 2017-1, Class B, 5.794%, 3/15/22 (d)	350,000	357,260
Series 2017-1, Class D, 10.000%, 3/15/22 (d)	1,452,495	1,439,899
Nations Equipment Finance Funding II LLC
Series 2014-1A, Class C, 5.227%, 9/20/19 (d)	4,098,795	4,064,946
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (d)	3,700,000	3,762,824
Series 2015-1A, Class A, 3.100%, 12/15/23 (d)	271,961	272,067
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200% (28 Day Auction Rate + 0.000%), 6/15/32	2,500,000	2,500,416
Series 2003-A, Class A4, 3.240% (28 Day Auction Rate + 0.000%), 6/15/32	2,500,000	2,500,416

Series 2003-C, Class A3, 3.043% (28 Day Auction Rate + 0.000%), 9/15/32	2,500,000	2,501,307
Series 2003-C, Class A4, 3.080% (28 Day Auction Rate + 0.000%), 9/15/32	2,500,000	2,501,307
Series 2003-B, Class A3, 3.280% (28 Day Auction Rate + 0.000%), 3/15/33	2,500,000	2,499,405
Series 2003-B, Class A4, 3.320% (28 Day Auction Rate + 0.000%), 3/15/33	2,500,000	2,499,405
Westlake Automobile Receivables Trust
Series 2017-1A, Class E, 5.050%, 8/15/24 (d)	1,150,000	1,171,879
Total Asset-Backed Securities (cost $79,710,259)		80,695,267

ASSET-BACKED SECURITIES - REAL ESTATE - 2.0%
Diamond Resorts Owner Trust
Series 2013-1, Class A, 1.950%, 1/20/25 (d)	881,681	877,070
Series 2013-2, Class A, 2.270%, 5/20/26 (d)	3,246,563	3,232,946
FFCA Secured Lending Corp.
Series 1999-2, Class WA1C, 7.950%, 5/18/26 (d)	5,224,069	5,237,312
Series 1999-2, Class B1, 8.270%, 5/18/26 (d)(f)	4,590,000	4,635,900
Green Tree Agency Advance Funding Trust
Series 2016-T1, Class DT1, 4.058%, 10/15/48 (d)(f)	1,670,000	1,661,834
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class DT1, 4.246%, 8/17/48 (d)(f)	1,500,000	1,482,581
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (d)(f)	1,000,000	978,367
Westgate Resorts LLC
Series 2017-1, Class B, 4.050%, 12/20/30 (d)	1,808,901	1,811,479
Total Asset-Backed Securities - Real Estate (cost $20,016,438)		19,917,489

COLLATERALIZED DEBT OBLIGATIONS - 1.5%
ARCap Resecuritization Trust
Series 2005-1A, Class A, 5.450%, 12/21/42 (d)	1,211,425	1,166,673
Centerline REIT, Inc.
Series 2004-RR3, Class B, 5.040%, 9/21/45 (d)	500,000	477,750
InCaps Funding I Ltd.
3.202% (3 Month LIBOR USD + 2.000%), 6/1/33 (d)(f)	5,391,609	4,367,203
3.202% (3 Month LIBOR USD + 2.000%), 6/1/33 (a)(d)(f)	826,083	669,127
MM Community Funding III
Series 2002-3, Class M2, 3.480% (6 Month LIBOR USD + 2.050%), 5/1/32 (d)(f)	4,862,647	4,546,575
Trapeza CDO VII Ltd.
Series 2004-7A, Class A1, 1.724% (3 Month LIBOR USD + 0.410%), 1/25/35 (d)(f)	2,975,371	2,677,834
Trapeza CDO XII Ltd.
Series 2007-12A, Class A1, 1.592% (3 Month LIBOR USD + 0.290%), 4/6/42 (d)(f)	1,521,964	1,308,889
Total Collateralized Debt Obligations (cost $15,192,452)		15,214,051

COLLATERALIZED LOAN OBLIGATIONS - 1.5%
Cent CDO Ltd.
Series 2007-14A, Class E, 4.654% (3 Month LIBOR USD + 3.350%), 4/15/21 (d)	2,750,000	2,760,866
CIFC Funding Ltd.
6.968% (3 Month LIBOR USD + 5.750%), 12/5/24 (d)	1,725,000	1,744,838
Franklin CLO VI Ltd.
Series 2007-6A, Class D, 3.561% (3 Month LIBOR USD + 2.250%), 8/9/19 (d)	1,500,000	1,504,089
Hillmark Funding Ltd.
Series 2006-1A, Class C, 3.016% (3 Month LIBOR USD + 1.700%), 5/21/21 (d)	5,250,000	5,190,372
Mountain View Funding CLO
Series 2007-3A, Class E, 4.954% (3 Month LIBOR USD + 3.650%), 4/16/21 (d)	4,000,000	4,010,975
Total Collateralized Loan Obligations (cost $15,205,884)		15,211,140

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.5%
Fannie Mae-Aces
Series 2010-M6, Class SA, 5.156% (1 Month LIBOR USD + 6.390%), 9/25/20 (h)	1,936,613	200,333
Freddie Mac Multifamily Structured Pass Through Certificates
Series K066, Class X3, 2.235%, 8/25/45 (a)(h)	26,050,000	4,367,413
GNMA REMIC Trust
Series 2012-25, Class IO, 0.706%, 8/16/52 (a)(h)	3,759,575	121,076
Series 2013-173, Class AC, 2.679%, 10/16/53 (a)	25,289	25,909
Total Commercial Mortgage-Backed Securities - Agency (cost $4,817,941)		4,714,731

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 17.9%
Asset Securitization Corp.
Series 1996-D2, Class B1B, 8.259%, 2/14/29 (a)(d)	195,807	195,185
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM, 5.917%, 7/10/44 (a)	1,962,252	1,417,736
Bayview Commercial Asset Trust
Series 2005-1A, Class M2, 1.684% (1 Month LIBOR USD + 0.450%), 4/25/35 (d)	375,629	341,544
Series 2005-1A, Class B3, 5.734% (1 Month LIBOR USD + 4.500%), 4/25/35 (d)	997,427	1,003,804
Series 2005-3A, Class M1, 1.674% (1 Month LIBOR USD + 0.440%), 11/25/35 (d)	36,367	31,928
Series 2005-3A, Class M2, 1.724% (1 Month LIBOR USD + 0.490%), 11/25/35 (d)	1,454,698	1,247,806
Series 2006-1A, Class M2, 1.634% (1 Month LIBOR USD + 0.400%), 4/25/36 (d)	418,688	356,582
Series 2006-2A, Class M1, 1.544% (1 Month LIBOR USD + 0.310%), 7/25/36 (d)	484,160	430,378
Series 2006-2A, Class M4, 1.654% (1 Month LIBOR USD + 0.420%), 7/25/36 (d)	860,355	734,540
Series 2006-2A, Class B1, 2.104% (1 Month LIBOR USD + 0.870%), 7/25/36 (d)	333,057	267,069
Series 2006-3A, Class A1, 1.484% (1 Month LIBOR USD + 0.250%), 10/25/36 (d)	5,964,345	5,568,516
Bayview Financial Revolving Asset Trust
Series 2005-A, Class A1, 2.233% (1 Month LIBOR USD + 0.500%), 2/28/40 (d)	3,265,259	2,896,816
Series 2005-E, Class A2A, 2.164% (1 Month LIBOR USD + 0.930%), 12/28/40 (d)	2,442,460	2,203,376
Series 2005-E, Class A1, 2.234% (1 Month LIBOR USD + 1.000%), 12/28/40 (d)	3,130,190	2,823,960
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class C, 5.793%, 12/11/40 (a)	7,292,142	6,946,418
Business Loan Express
Series 2003-1A, Class A, 2.234% (1 Month LIBOR USD + 1.000%), 4/25/29 (d)(f)	510,532	453,735
Series 2003-AA, Class A, 2.177% (1 Month LIBOR USD + 0.950%), 5/15/29 (d)	283,910	256,812
Series 2003-2A, Class A, 2.034% (1 Month LIBOR USD + 0.800%), 1/25/32 (d)	201,118	186,482
CBA Commercial Small Balance Commercial Mortgage
Series 2006-2A, Class A, 5.540%, 1/25/39 (d)(g)	3,257,385	2,792,991
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class D, 5.027% (1 Month LIBOR USD + 3.800%), 7/15/30 (d)	2,570,000	2,566,067
Citigroup Commercial Mortgage Trust
Series 2015-SSHP, Class D, 4.277% (1 Month LIBOR USD + 3.050%), 9/15/27 (d)	3,600,000	3,607,290
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 1.727% (1 Month LIBOR USD + 0.500%), 5/15/31 (d)	739,382	678,638
Colony American Homes
Series 2014-1A, Class A, 2.378% (1 Month LIBOR USD + 1.150%), 5/17/31 (d)	1,950,701	1,956,833
Colony Starwood Homes Trust
Series 2016-2A, Class E, 4.578% (1 Month LIBOR USD + 3.350%), 12/17/33 (d)	11,085,000	11,444,358
COMM Mortgage Trust
Series 2014-FL4, Class D, 2.832% (1 Month LIBOR USD + 2.450%), 7/13/31 (d)	7,571,000	7,520,879
Series 2014-FL5, Class D, 5.227% (1 Month LIBOR USD + 4.000%), 10/15/31 (d)	8,771,000	8,322,998
Credit Suisse First Boston Mortgage Securities Corp.

Series 2003-C3, Class J, 4.231%, 5/15/38 (a)(d)	2,024,023	1,995,393
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D, 5.827% (1 Month LIBOR USD + 4.600%), 11/15/33 (d)(f)	5,000,000	5,037,500
Series 2008-C1, Class AJ, 6.520%, 2/15/41 (a)(d)	5,380,000	3,993,846
FirstKey Lending Trust
Series 2015-SFR1, Class E, 4.949%, 3/9/47 (a)(d)	4,722,000	4,672,824
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
Series 2015-R1, Class C3, 5.500%, 11/25/52 (a)(d)(f)	1,967,239	1,829,532
FREMF Mortgage Trust
Series 2015-KF08, Class B, 6.082% (1 Month LIBOR USD + 4.850%), 2/25/22 (d)	2,187,335	2,231,749
Series 2014-KF05, Class B, 5.232% (1 Month LIBOR USD + 4.000%), 9/25/22 (d)	1,876,394	1,905,836
Series 2015-KF12, Class B, 8.332% (1 Month LIBOR USD + 7.100%), 9/25/22	1,128,145	1,210,937
Series 2017-KF28, Class B, 5.232% (1 Month LIBOR USD + 4.000%), 1/25/24 (d)	2,539,761	2,665,422
Series 2017-KF29, Class B, 4.782% (1 Month LIBOR USD + 3.550%), 2/25/24 (d)	1,483,472	1,494,232
Series 2017-KF31, Class B, 4.132% (1 Month LIBOR USD + 2.900%), 4/25/24 (d)	3,225,000	3,268,869
Series 2017-KF32, Class B, 3.782% (1 Month LIBOR USD + 2.550%), 5/25/24 (d)	4,905,864	4,919,240
Series 2017-KF30, Class B, 4.482% (1 Month LIBOR USD + 3.250%), 3/25/27 (d)	2,524,804	2,533,325
Series 2017-KF33, Class B, 3.782% (1 Month LIBOR USD + 2.550%), 6/25/27 (d)	4,250,000	4,252,479
GCCFC Commercial Mortgage Trust
Series 2005-GG3, Class F, 5.287%, 8/10/42 (a)(d)	3,000,000	2,741,028
GS Mortgage Securities Trust
Series 2014-GSFL, Class D, 5.127% (1 Month LIBOR USD + 3.900%), 7/15/31 (d)	2,917,516	2,929,480
Series 2014-GSFL, Class E, 7.177% (1 Month LIBOR USD + 5.950%), 7/15/31 (d)	1,275,000	1,279,275
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 4.977% (1 Month LIBOR USD + 3.750%), 8/15/32 (d)	1,000,000	1,007,837
Home Partners of America Trust
Series 2017-1, Class E, 3.886% (1 Month LIBOR USD + 2.650%), 7/17/34 (d)	10,125,000	10,299,102
Series 2017-1, Class F, 4.775% (1 Month LIBOR USD + 3.540%), 7/17/34 (d)	2,460,000	2,493,172
Invitation Homes Trust
Series 2014-SFR2, Class D, 3.976% (1 Month LIBOR USD + 2.750%), 9/17/31 (d)	1,500,000	1,502,977
Series 2014-SFR3, Class E, 5.728% (1 Month LIBOR USD + 4.500%), 12/17/31 (d)	1,024,653	1,027,956
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2001-CIBC, Class G, 5.775%, 3/15/33 (d)	391,379	286,043
Series 2016-WPT, Class E, 6.227% (1 Month LIBOR USD + 5.000%), 10/15/33 (d)	4,420,000	4,482,573
Series 2007-LDP12, Class B, 6.189%, 2/15/51 (a)	805,000	583,574
Lehman Brothers Small Balance Commercial
Series 2006-2A, Class M2, 1.624% (1 Month LIBOR USD + 0.390%), 9/25/36 (d)	3,250,000	2,909,651
Progress Residential Trust
Series 2016-SFR1, Class D, 3.978% (1 Month LIBOR USD + 2.750%), 9/17/33 (d)	5,950,000	6,107,798
Series 2016-SFR2, Class E, 4.778% (1 Month LIBOR USD + 3.550%), 1/17/34 (d)	3,125,000	3,232,652
Series 2017-SFR1, Class E, 4.261%, 8/17/34 (d)	5,800,000	5,920,348
RFTI Issuer Ltd.
Series 2015-FL1, Class B, 5.107% (1 Month LIBOR USD + 3.880%), 8/15/30 (d)	2,000,000	2,003,097
Tricon American Homes Trust
Series 2016-SFR1, Class E, 4.878%, 11/17/33 (d)	9,943,000	10,357,249
Series 2017-SFR1, Class A, 2.716%, 9/17/34 (d)	840,000	844,647
Series 2017-SFR1, Class D, 3.414%, 9/17/34 (d)	5,000,000	5,036,803
Series 2017-SFR1, Class E, 4.011%, 9/17/34 (d)	5,000,000	5,039,352
Series 2017-SFR1, Class F, 5.151%, 9/17/34 (d)	1,000,000	1,008,377
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class B, 5.672%, 10/15/48 (a)	4,265,000	4,296,134
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $182,438,620)		183,653,050

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
FHLMC Structured Pass Through Securities
Series T-67, Class 1A1C, 3.199%, 3/25/36 (a)	97,226	100,585
FNMA Grantor Trust
Series 2003-T2, Class A1, 1.514% (1 Month LIBOR USD + 0.140%), 3/25/33	60,892	59,659
Series 2004-T3, Class 2A, 3.565%, 8/25/43	80,519	85,318
FNMA Pool
Series #871313, 5.500%, 5/1/36	7,486	7,885
Series #888534, 5.000%, 8/1/37	27,570	28,866
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	48,227	54,596
Series 2007-W8, Class 1A5, 6.341%, 9/25/37 (a)	22,113	23,310
GNMA II Pool
Series #745378, 5.000%, 6/20/40	68,195	73,284
Total Residential Mortgage-Backed Securities - Agency (cost $430,432)		433,503

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 67.0%
ABSC Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 8.001%, 9/21/30 (g)	582,183	607,202
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1, 7.650%, 5/15/21	321,285	84,561
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27	281,733	280,651
Series 2000-1, Class 1A, 1.564% (1 Month LIBOR USD + 0.330%), 3/25/30	52,515	49,928
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 1.770% (12 Month US Treasury Average + 0.940%), 10/25/46	11,436,448	10,091,670
Series 2007-2, Class A1, 1.359% (1 Month LIBOR USD + 0.130%), 3/25/47	10,559,000	9,763,291
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class M1, 2.484% (1 Month LIBOR USD + 1.250%), 11/25/29	1,576,708	1,575,370
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	1,985,762	2,059,336
Banc of America Funding Corp.
Series 2009-R15, Class 5A3, 5.500%, 6/26/21 (a)(d)	1,029,026	1,002,149
Series 2005-F, Class 1X, 1.670%, 12/20/34 (h)	1,690,867	131,647
Series 2004-B, Class 3A2, 3.426%, 12/20/34 (a)	1,028,115	560,819
Series 2008-R4, Class 1A4, 1.682% (1 Month LIBOR USD + 0.450%), 7/25/37 (d)	3,068,881	1,942,226
Series 2007-5, Class 7A2, 38.144% (1 Month LIBOR USD + 46.150%), 7/25/47	173,845	353,578
Bayview Financial Acquisition Trust
Series 2005-C, Class M4, 2.034% (1 Month LIBOR USD + 0.800%), 6/28/44	3,037,000	2,590,057
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A, 3.930%, 7/25/34 (a)	19,919	19,846
Series 2005-12, Class 24A1, 3.302%, 2/25/36 (a)	143,087	134,859
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 1.456% (1 Month LIBOR USD + 0.500%), 9/25/34	1,844,190	1,771,351
Series 2007-HE6, Class 2A, 2.284% (1 Month LIBOR USD + 1.050%), 8/25/37 (f)	18,677,756	17,066,800
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.256%, 3/25/31 (a)	287,597	288,928
Carrington Mortgage Loan Trust
Series 2006-NC2, Class A3, 1.384% (1 Month LIBOR USD + 0.150%), 6/25/36	16,658,077	16,230,939
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (g)	97,024	98,375

Chase Mortgage Finance Corp.
Series 2007-A3, Class 1A7, 3.479%, 12/25/37 (a)	438,875	402,066
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class B3, 5.457%, 1/25/35 (a)(d)	1,953,912	2,063,853
Series 2014-A, Class B4, 5.457%, 1/25/35 (a)(d)	1,788,014	1,885,118
Series 2005-WF2, Class AF6A, 5.150%, 8/25/35 (g)	4,070,980	4,092,897
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(d)	2,035,303	1,700,983
COLT Funding LLC
Series 2017-1, Class B1, 5.019%, 5/27/47 (a)(d)	3,700,000	3,708,110
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	385,701
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 3.647%, 9/25/34 (a)	683,318	613,806
Series 2005-42CB, Class A11, 5.500%, 10/25/35	3,569,461	3,127,915
Series 2005-54CB, Class 1A8, 5.500%, 11/25/35	966,915	687,777
Series 2006-23CB, Class 1A7, 6.000%, 8/25/36	440,641	430,172
Series 2008-2R, Class 3A1, 6.000%, 8/25/37 (a)	139,616	115,266
Series 2008-2R, Class 2A1, 6.000%, 8/25/37 (a)	127,366	98,574
Series 2007-23CB, Class A7, 1.634% (1 Month LIBOR USD + 0.400%), 9/25/37	7,652,796	4,896,780
Countrywide Asset-Backed Certificates
Series 2004-S1, Class M1, 5.252%, 2/25/35 (g)	22,001	21,927
Series 2006-14, Class 2A2, 1.384% (1 Month LIBOR USD + 0.150%), 2/25/37	6,800,404	6,748,212
Countrywide Home Loans
Series 2003-J8, Class 2A1, 5.000%, 9/25/18	6,020	6,042
Series 2003-56, Class 9A1, 2.763%, 12/25/33 (a)	94,606	91,165
Series 2005-11, Class 1A2, 3.822%, 4/25/35 (a)	519,835	472,077
Series 2007-1, Class A1, 6.000%, 3/25/37	760,064	682,980
Series 2007-9, Class A11, 5.750%, 7/25/37	7,391,882	7,008,748
Series 2007-J3, Class A4, 6.000%, 7/25/37	855,627	699,865
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23, Class 2A8, 4.500%, 10/25/18	9,587	9,606
Series 2003-AR9, Class CB1, 3.449%, 3/25/33 (a)	131,787	113,251
Series 2003-AR18, Class 4M3, 4.134% (1 Month LIBOR USD + 2.900%), 7/25/33	1,219,405	1,112,293
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	242,600	144,674
Series 2010-6R, Class 2A6B, 6.250%, 7/26/37 (d)	9,764,094	10,749,501
CSAB Mortgage Backed Trust
Series 2006-2, Class A5A, 6.080%, 9/25/36 (g)	2,712,589	1,783,166
Deutsche Alt-A Securities, Inc.
Series 2007-AR3, Class 1A2, 1.444% (1 Month LIBOR USD + 0.210%), 6/25/37	1,358,540	1,102,168
Equity One ABS, Inc.
Series 2001-3, Class AV1, 1.874% (1 Month LIBOR USD + 0.640%), 5/25/32	1,178,554	1,004,975
Fannie Mae Connecticut Avenue Securities
Series 2013-C01, Class M2, 6.484% (1 Month LIBOR USD + 5.250%), 10/25/23	12,390,000	14,249,761
Series 2014-C01, Class M2, 5.634% (1 Month LIBOR USD + 4.400%), 1/25/24	5,225,000	5,869,020
Series 2014-C02, Class 1M2, 3.834% (1 Month LIBOR USD + 2.600%), 5/25/24	4,775,000	4,970,018
Series 2014-C03, Class 2M2, 4.134% (1 Month LIBOR USD + 2.900%), 7/25/24	1,025,000	1,079,498
Series 2017-C05, Class 1M1, 1.784% (1 Month LIBOR USD + 0.550%), 1/25/30	4,600,618	4,595,451
Series 2017-C06, Class 1M1, 1.986% (1 Month LIBOR USD + 0.750%), 2/25/30	3,020,000	3,024,711
Series 2017-C06, Class 2M1, 1.986% (1 Month LIBOR USD + 0.750%), 2/25/30	15,000,000	15,017,873
First Frankin Mortgage Loan Trust
Series 2006-FF6, Class A4, 1.484% (1 Month LIBOR USD + 0.250%), 4/25/36	26,288,000	25,643,268

First Horizon Mortgage Pass-Through Trust
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	66,325	54,376
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2, 5.484% (1 Month LIBOR USD + 4.250%), 11/25/23	3,740,000	4,105,744
Series 2014-DN2, Class M3, 4.834% (1 Month LIBOR USD + 3.600%), 4/25/24	250,000	278,058
Series 2015-DNA2, Class M3F, 4.134% (1 Month LIBOR USD + 2.900%), 12/25/27	16,900,000	17,975,623
Series 2015-DNA3, Class M3F, 4.934% (1 Month LIBOR USD + 3.700%), 4/25/28	18,824,000	20,540,132
Series 2017-DNA1, Class M2R, 1.984% (1 Month LIBOR USD + 0.750%), 7/25/29 (f)	4,613,000	3,978,251
Series 2017-DNA2, Class M2R, 2.184% (1 Month LIBOR USD + 0.950%), 10/25/29 (f)	4,000,000	3,627,600
Series 2017-DNA2, Class M1, 2.434% (1 Month LIBOR USD + 1.200%), 10/25/29	1,964,639	1,984,574
Series 2017-HQA2, Class M2R, 1.884% (1 Month LIBOR USD + 0.650%), 12/25/29	6,952,000	6,312,135
GCAT
Series 2017-3, Class A1, 3.352%, 4/25/47 (d)(g)	1,286,526	1,290,335
Series 2017-5, Class A1, 3.228%, 7/25/47 (d)(g)	1,407,704	1,421,367
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	241,479	245,555
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 1.852% (1 Month LIBOR USD + 0.310%), 10/25/45	30,107,042	27,329,264
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,264,179	1,273,074
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	364,819	368,295
IndyMac INDX Mortgage Loan Trust
Series 2004-AR9, Class 1A, 3.276%, 11/25/34 (a)	406,056	388,387
JP Morgan Alternative Loan Trust
Series 2007-S1, Class A1, 1.514% (1 Month LIBOR USD + 0.280%), 4/25/47	18,425,938	17,839,575
JP Morgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A5, 1.494% (1 Month LIBOR USD + 0.260%), 3/25/37	25,325,000	23,982,780
JP Morgan Mortgage Trust
Series 2007-A1, Class 2A3, 3.379%, 7/25/35 (a)	659,395	654,547
Series 2014-IVR3, Class B4, 3.046%, 9/25/44 (a)(d)	2,071,944	2,016,989
Series 2015-1, Class B3, 2.618%, 12/25/44 (a)(d)	4,531,161	4,422,382
Series 2015-1, Class B4, 2.618%, 12/25/44 (a)(d)	4,776,089	4,670,835
Series 2015-5, Class B3, 2.856%, 5/25/45 (a)(d)	2,803,523	2,749,974
Series 2017-2, Class AX3, 0.500%, 5/25/47 (a)(d)(f)(h)	3,721,586	91,179
Series 2017-2, Class B3, 3.763%, 5/25/47 (a)(d)	1,019,090	1,000,494
Series 2017-3, Class B2, 3.890%, 8/25/47 (a)(d)	1,794,000	1,814,871
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.000%, 5/25/28	23,904	5,763
Lehman Mortgage Trust
Series 2005-2, Class 2A1, 1.914% (1 Month LIBOR USD + 0.680%), 12/25/35	1,787,041	1,444,196
Series 2006-8, Class 2A1, 1.654% (1 Month LIBOR USD + 0.420%), 12/25/36	2,874,636	1,392,649
Series 2008-4, Class A1, 1.614% (1 Month LIBOR USD + 0.380%), 1/25/37 (f)	34,245,588	17,472,099
Series 2007-8, Class 3A1, 7.250%, 9/25/37	5,385,528	2,633,132
Lehman XS Trust
Series 2005-5N, Class 1A1, 1.534% (1 Month LIBOR USD + 0.300%), 11/25/35	26,646,002	25,937,293
Long Beach Mortgage Loan Trust
Series 2006-WL2, Class 2A4, 1.534% (1 Month LIBOR USD + 0.300%), 1/25/36	6,250,000	5,227,829
Series 2006-WL3, Class 2A4, 1.534% (1 Month LIBOR USD + 0.300%), 1/25/36	24,925,000	19,573,381
LSTAR Securities Investment Ltd.
Series 2017-2, Class A1, 3.232% (1 Month LIBOR USD + 2.000%), 2/1/22 (d)	5,922,883	5,923,831

Series 2017-2, Class A2, 4.732% (1 Month LIBOR USD + 3.500%), 2/1/22 (d)(f)	11,300,000	11,300,000
Series 2017-3, Class A1, 3.232% (1 Month LIBOR USD + 2.000%), 4/1/22 (d)(f)	2,658,617	2,646,331
MASTR Adjustable Rate Mortgages Trust
Series 2004-8, Class 7A1, 4.003%, 9/25/34 (a)	12,118	12,083
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.757% (1 Month LIBOR USD + 6.000%), 8/25/33	681,049	650,836
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A4, 8.000%, 5/25/35 (d)	1,202,467	1,263,424
MESA Trust Asset Backed Certificates
Series 2002-3, Class M2, 6.103% (1 Month LIBOR USD + 4.880%), 10/18/32 (d)	12,174	12,230
Morgan Stanley ABS Capital I Inc Trust
Series 2007-NC1, Class A1, 1.364% (1 Month LIBOR USD + 0.130%), 11/25/36	8,118,121	5,173,590
Nationstar HECM Loan Trust
Series 2017-1A, Class M2, 4.704%, 5/25/27 (d)(f)	2,000,000	2,000,000
Nationstar Mortgage Loan Trust
Series 2013-A, Class B4, 5.661%, 12/25/52 (a)	1,249,627	1,347,379
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.041%, 1/25/54 (a)(d)(h)	422,306	17,606
Series 2014-2A, Class A2, 3.750%, 5/25/54 (a)(d)	359,152	370,602
Series 2017-5A, Class B3, 3.543%, 7/25/56 (a)(d)(f)	2,068,568	2,139,934
Series 2017-3A, Class A1, 4.000%, 4/25/57 (a)(d)	1,874,871	1,964,360
Series 2017-3A, Class B2, 4.750%, 4/25/57 (a)(d)	493,144	533,285
Series 2017-3A, Class B3, 5.459%, 4/25/57 (a)(d)	3,668,989	3,993,147
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2001-R1A, Class A, 6.789%, 2/19/30 (a)(d)	316,498	311,934
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	495,003	305,603
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 1.484% (1 Month LIBOR USD + 0.250%), 2/25/38	635,523	527,197
PAMEX Mortgage Trust
Series 1999-A, Class M2, 2.932% (1 Month LIBOR USD + 1.700%), 7/25/29 (d)(f)	28,799	23,902
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	618,568	588,640
Series 2005-5, Class 2A4, 5.500%, 11/25/35	16,133	15,409
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	17,887	18,354
RAMP Series Trust
Series 2006-RZ3, Class M1, 1.584% (1 Month LIBOR USD + 0.350%), 8/25/36	19,770,000	18,650,285
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (a)(d)	2,047,944	1,526,333
Series 2009-7, Class 6A2, 0.000%, 10/26/36 (a)(d)	1,031,249	871,508
RCO III MTG LLC
Series 2017-1, 3.375%, 8/25/22 (f)	17,500,000	17,500,000
Series 2017-1, 5.125%, 8/25/22 (f)	1,000,000	994,740
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 1.934% (1 Month LIBOR USD + 0.700%), 9/25/35	7,452,762	6,332,768
Series 2005-QS15, Class 3A, 6.000%, 10/25/35	5,891,669	5,741,415
Series 2006-QS6, Class 1A9, 1.834% (1 Month LIBOR USD + 0.600%), 6/25/36	7,602,583	6,062,938
Series 2008-QR1, Class 2A1, 1.734% (1 Month LIBOR USD + 0.500%), 9/25/36	2,609,591	2,029,959
Series 2006-QS18, Class 1A1, 1.834% (1 Month LIBOR USD + 0.600%), 12/25/36	7,963,256	6,368,006
Residential Asset Securitization Trust
Series 2007-A6, Class 1A4, 6.000%, 6/25/37	5,636,477	5,329,536
Residential Funding Mortgage Securities I, Inc.

Series 2006-S6, Class A14, 6.000%, 7/25/36	5,260,954	5,148,568
Residential Funding Mortgage Securities II, Inc.
Series 2001-HI3, Class AI7, 7.560%, 7/25/26 (g)	3,598	3,588
Residential Funding Securities Corp. Series Trust
Series 2002-RP1, Class A1, 2.094% (1 Month LIBOR USD + 0.860%), 3/25/33 (d)	1,002,880	936,755
Series 2003-RP2, Class M2, 4.984% (1 Month LIBOR USD + 3.750%), 7/25/41 (d)	651,304	661,166
SACO I Trust
Series 2005-1, Class M2, 2.284% (1 Month LIBOR USD + 1.050%), 3/25/35 (d)	246,684	229,529
Sequoia Mortgage Trust
Series 2017-1, Class AIO3, 0.500%, 2/25/47 (a)(d)(h)	16,683,071	400,699
Series 2017-5, Class B1, 3.901%, 8/25/47 (a)(d)(f)	659,803	686,142
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 2.284% (1 Month LIBOR USD + 1.050%), 8/25/33	1,425,078	1,406,117
Series 2005-HE1, Class M2, 1.954% (1 Month LIBOR USD + 0.720%), 7/25/35	8,123,907	7,949,991
Structured Asset Mortgage Investments II Trust
Series 2006-AR1, Class 3A1, 1.464% (1 Month LIBOR USD + 0.230%), 2/25/36	4,689,840	4,286,989
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-GEL1, Class A3, 1.534% (1 Month LIBOR USD + 0.300%), 1/25/37 (d)	1,720,000	968,551
Series 2006-W1A, Class A5, 1.544% (1 Month LIBOR USD + 0.310%), 8/25/46 (d)	17,075,000	14,352,077
Structured Asset Securities Corp.
Series 2003-29, Class 3A1, 4.923%, 9/25/33 (a)	39,154	39,230
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 7.114%, 3/25/34 (a)(d)	727,706	678,179
Verus Securitization Trust
Series 2017-1A, Class A3, 3.716%, 1/25/47 (d)(g)	1,336,660	1,357,478
Series 2017-2A, Class A3, 2.845%, 7/25/47 (d)(g)	1,350,902	1,354,092
VOLT LIV LLC
Series 2017-NPL1, Class A1, 3.500%, 2/25/47 (d)(g)	8,607,543	8,659,274
VOLT LIX LLC
Series 2017-NPL6, Class A1, 3.250%, 5/25/47 (d)(g)	11,644,836	11,732,307
Series 2017-NPL6, Class A2, 5.375%, 5/25/47 (d)(g)	3,063,000	3,069,945
VOLT LVI LLC
Series 2017-NPL3, Class A1, 3.500%, 3/25/47 (d)(g)	14,707,461	14,899,864
Series 2017-NPL3, Class A2, 5.875%, 3/25/47 (d)(g)	2,500,000	2,534,677
VOLT LVII LLC
Series 2017-NPL4, Class A1, 3.375%, 4/25/47 (d)(g)	7,040,827	7,120,840
VOLT LVIII LLC
Series 2017-NPL5, Class A2, 5.375%, 5/28/47 (d)(g)	2,837,000	2,842,728
VOLT LXI LLC
Series 2017-NPL8, Class A2, 5.000%, 6/25/47 (d)(g)	1,411,000	1,409,860
VOLT XIX LLC
Series 2014-NP11, Class A2, 5.000%, 4/25/55 (d)(g)	1,825,000	1,835,181
VOLT XXV LLC
Series 2015-NPL8, Class A1, 3.500%, 6/26/45 (d)(g)	14,546,045	14,612,573
VOLT XXXVIII LLC
Series 2015-NP12, Class A2, 4.500%, 9/25/45 (d)(g)	6,821,368	6,825,103
WaMu Mortgage Pass-Through Certificates Series Trust
Series 2002-S8, Class 2A7, 5.250%, 1/25/18	8,502	8,481
Series 2005-AR2, Class 2A2B, 1.614% (1 Month LIBOR USD + 0.380%), 1/25/45	1,487,343	1,458,455
Series 2005-AR8, Class 2AB2, 1.654% (1 Month LIBOR USD + 0.420%), 7/25/45	3,968,960	3,887,828
Series 2005-AR8, Class 2AC2, 1.694% (1 Month LIBOR USD + 0.460%), 7/25/45	3,225,623	3,219,385
Series 2005-AR13, Class A1C3, 1.724% (1 Month LIBOR USD + 0.490%), 10/25/45	14,718,650	14,416,748

Washington Mutual Asset-Backed Certificates Trust
Series 2007-HE2, Class 2A1, 1.334% (1 Month LIBOR USD + 0.100%), 2/25/37	22,232,485	9,841,187
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	7,241,442	4,320,931
Total Residential Mortgage-Backed Securities - Non-Agency (cost $688,450,896)		686,917,272

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.1%
BasePoint - BP SLL Trust, Series SPL-III, 9.50%, 12/31/19 (f)(i)	1,009,000	1,009,000
BasePoint - BP SLL Trust, Series SPL-IV, 10.00%, 5/31/19 (b)(f)	491,785	491,785
Total Private Placement Participation Agreements (cost $1,500,785)		1,500,785

SHORT-TERM INVESTMENTS - 0.9%
First American Government Obligations Fund - Class Z, 0.88% (c)	9,256,835	9,256,835
Total Short-Term Investments (cost $9,256,835)		9,256,835

Total Investments (cost $1,017,020,542) - 99.3%		1,017,514,123
Other Assets less Liabilities - 0.7%		7,636,340
TOTAL NET ASSETS - 100.0%		$1,025,150,463

(a)	Variable rate security. The coupon is based on an underlying pool of loans. The interest rate shown is the rate in effect as of August 31, 2017.
(b)	Participation agreement is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-IV. As of August 31, 2017, the value of this investment was
$491,785 or 0.0% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2017.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2017, the value of these investments was $429,163,122 or 41.9% of total net assets.
(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(g)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter.
The interest rate shown is the rate in effect as of August 31, 2017.
(h)	Interest only security.
(i)	Participation agreement is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-III. As of August 31, 2017, the value of this investment was
$1,009,000 or 0.1% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

SEMPER SHORT DURATION FUND
Schedule of Investments - August 31, 2017 (Unaudited)

	Principal Amount/Shares	Value

ASSET-BACKED SECURITIES - AGENCY - 0.4%
Small Business Administration Participation Certificates
Series 2009-P10A, Class 1, 4.727%, 2/10/19	$32,726	$33,936
Series 2009-10E, Class 1, 3.080%, 9/1/19	60,001	60,562
Series 2009-10B, Class 1, 4.233%, 9/10/19	93,959	95,885
Series 2012-10E, Class 1, 0.980%, 9/1/22	213	211
Total Asset-Backed Securities - Agency (cost $187,593)		190,594

ASSET-BACKED SECURITIES - NON-AGENCY - 15.8%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.110%, 4/12/23 (c)	250,000	255,791
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	327,466	329,075
Conn's Receivables Funding, LLC.
Series 2016-B, Class A, 3.730%, 10/15/18 (c)	47,333	47,360
Series 2017-A, Class A, 2.730%, 7/15/19 (c)	283,688	284,028
CPS Auto Receivables Trust
Series 2013-B, 2.430%, 9/15/20	339,570	340,017
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (c)	140,000	142,983
Series 2016-2A, Class D, 5.430%, 11/15/22 (c)	250,000	260,771
Series 2017-3A, Class C, 3.010%, 5/15/23 (c)	250,000	250,680
Series 2016-3A, Class D, 4.520%, 6/15/23 (c)	250,000	257,111
Exeter Automobile Receivables Trust
Series 2014-1A, Class C, 3.570%, 7/15/19 (c)	350,830	352,298
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	186,753	186,241
Series 2017-1A, Class B, 2.980%, 12/15/21 (c)	300,000	300,615
Kabbage Asset Securitization, LLC
Series 2017-1, Class 1A, 4.571%, 3/15/22 (c)	475,000	486,185
Marlette Funding Trust
Series 2017-A2, Class A, 2.390%, 7/15/24 (c)	462,445	463,325
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	203,228	203,858
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	500,000	508,490
SLM Private Credit Student Loan Trust
Series 2003-A, Class A3, 3.200% (28 Day Auction Rate + 0.000%), 6/15/32	500,000	500,083
Series 2003-C, Class A5, 2.930% (28 Day Auction Rate + 0.000%), 9/15/32	550,000	550,288
Series 2003-C, Class A3, 3.043% (28 Day Auction Rate + 0.000%), 9/15/32	400,000	400,209
Series 2003-C, Class A4, 3.080% (28 Day Auction Rate + 0.000%), 9/15/32	200,000	200,105
Series 2003-B, Class A3, 3.280% (28 Day Auction Rate + 0.000%), 3/15/33	500,000	499,881
South Carolina Student Loan Corp.
Series 2013-1, Class A, 1.491% (1 Month LIBOR USD + 0.500%), 1/25/41	223,014	220,613
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A, 2.177% (1 Month LIBOR USD + 0.950%), 10/15/18 (c)	390,000	390,394
XXIII Capital Financing 1 PLC
Series 2016-1, Class A, 3.732%, 6/30/21 (d)	226,707	226,990
Total Asset-Backed Securities - Non-Agency (cost $7,593,108)		7,657,391

ASSET-BACKED SECURITIES - REAL ESTATE - 4.2%
Diamond Resorts Owner Trust
Series 2013-1, Class A, 1.950%, 1/20/25 (c)	424,339	422,119
Series 2013-2, Class A, 2.270%, 5/20/26 (c)	431,341	429,532
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class DT1, 4.058%, 10/15/48 (c)(d)	150,000	149,267
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	350,176	347,066
Westgate Resorts, LLC.
Series 2015-1A, Class A, 2.750%, 5/20/27 (c)	254,914	255,534
Series 2017-1A, Class A, 3.050%, 12/20/30 (c)	452,225	452,984
Total Asset-Backed Securities - Real Estate (cost $2,051,998)		2,056,502

COLLATERALIZED DEBT OBLIGATIONS - 1.0%
Trapeza CDO, LLC
Series 2004-7A, Class A1, 1.724% (3 Month LIBOR USD + 0.410%), 1/25/35 (c)(d)	250,935	225,841
Series 2007-12A, Class A1, 1.592% (3 Month LIBOR USD + 0.290%), 4/6/42 (c)(d)	304,393	261,778
Total Collateralized Debt Obligations (cost $474,267)		487,619

COLLATERALIZED LOAN OBLIGATIONS - 9.3%
B&M CLO Ltd.
Series 2014-1A, Class A1, 2.704% (3 Month LIBOR USD + 1.400%), 4/16/26 (c)	250,000	251,113
Cent CLO 19 Ltd.
Series 2013-19A, Class A1A, 2.641% (3 Month LIBOR USD + 1.330%), 10/29/25 (c)	600,000	601,480
Hillmark Funding, Ltd.
Series 2006-1A, Class B, 2.016% (3 Month LIBOR USD + 0.700%), 5/21/21 (c)	500,000	497,984
Jamestown CLO IV, Ltd.
Series 2104-4A, Class A1A, 2.804% (3 Month LIBOR USD + 1.500%), 7/15/26 (c)	500,000	500,427
Lockwood Grove CLO, Ltd.
Series 2014-1A, Class A1R, 2.784% (3 Month LIBOR USD + 1.470%), 4/25/25 (c)	600,000	602,806
Mountain Hawk CLO, Ltd.
Series 2013-2A, Class A1, 2.467% (3 Month LIBOR USD + 1.160%), 7/22/24 (c)	500,000	500,317
PPM Grayhawk CLO, Ltd.
Series 2007-1A, Class C, 2.704% (3 Month LIBOR USD + 1.400%), 4/18/21 (c)	384,846	384,866
Rockwall CDO II, Ltd.
Series 2007-1A, Class A1LB, 1.861% (3 Month LIBOR USD + 0.550%), 8/1/24 (c)	187,520	187,452
Symphony CLO II
Series 2006-2A, Class B, 2.067%, 10/25/20	500,000	498,368
Venture VIII CDO, Ltd.
Series 2007-8A, Class D, 3.663% (3 Month LIBOR USD + 2.350%), 7/22/21 (c)	500,000	500,068
Total Collateralized Loan Obligations (cost $4,522,231)		4,524,881

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA REMIC TRUST
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	380,151	7,281
Total Commercial Mortgage-Backed Securities - Agency (cost $1,992)		7,281

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 22.2%
BAMLL Commercial Mortgage Securities Trust
Series 2015-ASHF, Class C, 3.227% (1 Month LIBOR USD + 2.000%), 1/15/28 (c)	500,000	501,629
Banc of America Large Loan
Series 2010-UB4, Class A4B, 5.108%, 12/20/41 (a)(c)(d)	7,962	8,002
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class C, 5.793%, 12/11/40 (a)	434,526	413,925
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	131,162	133,069
Business Loan Express
Series 2003-1A, Class A, 2.234% (1 Month LIBOR USD + 1.000%), 4/25/29 (c)(d)	123,546	109,801
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class A, 2.927% (1 Month LIBOR USD + 1.700%), 7/15/30 (c)	490,000	491,416
Series 2015-RUM, Class B, 3.377% (1 Month LIBOR USD + 2.150%), 7/15/30 (c)	500,000	492,159
Cherrywood SB Commercial Mortgage Loan Trust
Series 2016-1A, Class AFL, 3.884% (1 Month LIBOR USD + 2.650%), 3/25/49 (c)(d)	385,039	389,390
Citigroup Commercial Mortgage Trust

Series 2015-SSHP, Class D, 4.277% (1 Month LIBOR USD + 3.050%), 9/15/27 (c)	500,000	501,012
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 1.727% (1 Month LIBOR USD + 0.500%), 5/15/31 (c)	203,064	186,381
Cold Storage Trust
Series 2017-ICE3, Class D, 3.327% (1 Month LIBOR USD + 2.100%), 4/15/36 (c)	500,000	506,510
COMM Mortgage Trust
Series 2014-FL4, Class C, 2.832% (1 Month LIBOR USD + 1.950%), 7/13/31 (c)	62,349	61,934
Series 2014-FL4, Class D, 2.832% (1 Month LIBOR USD + 2.450%), 7/13/31 (c)	430,000	427,153
Series 2014-FL5, Class B, 3.377% (1 Month LIBOR USD + 2.150%), 10/15/31 (c)	450,000	449,695
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	530,000	552,959
DBCG Mortgage Trust
Series 2017-BBG, Class C, 2.227% (1 Month LIBOR USD + 1.000%), 6/15/34 (c)	350,000	351,038
FREMF Mortgage Trust
Series 2013-KF02, Class C, 5.232% (1 Month LIBOR USD + 4.000%), 12/25/45 (c)	361,005	367,761
GS Mortgage Securities Corp. Trust
Series 2017-500K, Class E, 2.720% (1 Month LIBOR USD + 1.500%), 7/15/32 (c)	500,000	501,249
Home Partners of America Trust
Series 2017-1, Class A, 2.053% (1 Month LIBOR USD + 0.820%), 7/17/34 (c)	495,242	498,366
IMT Trust
Series 2017-APT5, Class DFL, 2.777% (1 Month LIBOR USD + 1.550%), 6/15/34 (c)	500,000	501,113
Invitation Homes Trust
Series 2014-SFR2, Class B, 2.828% (1 Month LIBOR USD + 1.600%), 9/17/31 (c)	1,000,000	1,001,250
Series 2014-SFR3, Class E, 5.728% (1 Month LIBOR USD + 4.500%), 12/17/31 (c)	56,925	57,109
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class D, 4.727% (1 Month LIBOR USD + 3.500%), 7/15/31 (c)	200,000	196,280
JPMCC Re-REMIC Trust
Series 2014-FRR1, Class A707, 4.347%, 1/27/47 (c)	500,000	503,856
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	47,256	47,230
Progress Residential Trust
Series 2016-SFR2, Class C, 3.428% (1 Month LIBOR USD + 2.200%), 1/17/34 (c)	220,000	223,887
Tricon American Homes Trust
Series 2015-SFR1, Class B, 2.878% (1 Month LIBOR USD + 1.650%), 5/17/32 (c)	260,000	261,176
Series 2017-SFR1, Class A, 2.716%, 9/17/34 (c)	500,000	502,766
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 3.234% (1 Month LIBOR USD + 2.000%), 9/25/44 (c)	100,672	99,957
Series 2015-1, Class AFL, 3.664% (1 Month LIBOR USD + 2.430%), 6/25/45 (c)(d)	206,870	207,904
Series 2016-1, Class AFL, 3.684% (1 Month LIBOR USD + 2.450%), 4/25/46 (c)	161,179	164,464
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $10,656,299)		10,710,441

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 2.3%
FDIC Guaranteed Notes Trust
Series 2010-S2, Class 2A, 2.570%, 7/29/47 (c)	145,268	145,396
FHLMC
Series 129, Class H, 8.850%, 3/15/21	8,472	8,718
FHLMC REMIC TRUST
Series 3823, Class GA, 3.500%, 1/15/26	11,730	12,095
Series 3834, Class GA, 3.500%, 3/15/26	18,011	18,660
Series 4135, Class BQ, 2.000%, 11/15/42	85,250	81,164

Series T-62, Class 1A1, 1.976% (12 Month US Treasury Average + 1.200%), 10/25/44	260,593	265,076
FNMA REMIC TRUST
Series Pool #382521, 7.500%, 7/1/18	366,443	369,890
Series 2010-137, Class MC, 3.000%, 10/25/38	39,138	39,539
GNMA REMIC TRUST
Series 2008-55, Class WT, 5.464%, 6/20/37 (a)	19,578	21,219
Series 2010-144, Class DK, 3.500%, 9/16/39	115,037	118,992
Series 2010-150, Class GD, 2.500%, 9/20/39	48,190	48,527
Series 2010-14, Class QP, 6.000%, 12/20/39	3,942	4,016
Total Residential Mortgage-Backed Securities - Agency (cost $1,123,234)		1,133,292

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 22.3%
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 2.234% (1 Month LIBOR USD + 1.000%), 1/25/33	238,164	232,429
Series 2003-2, Class A3, 1.974% (1 Month LIBOR USD + 0.740%), 10/25/33	79,701	76,429
Series 2005-4, Class A2D, 1.554% (1 Month LIBOR USD + 0.320%), 12/25/35	142,065	141,199
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-2, Class A5, 7.300%, 2/25/28 (h)	291,940	292,285
Angel Oak Mortgage Trust
Series 2017-1, Class A1, 2.810%, 1/25/47 (a)(c)	487,085	491,691
Argent Securities, Inc.
Series 2003-W7, Class M2, 3.859% (1 Month LIBOR USD + 2.630%), 3/25/34	35,765	35,134
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,787	35,870
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 1.458% (1 Month LIBOR USD + 0.500%), 9/25/34	701,868	674,147
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.256%, 3/25/31 (a)	66,001	66,306
Bellemeade Re Ltd.
Series 2015-1A, Class M2, 5.534% (1 Month LIBOR USD + 4.300%), 7/25/25 (c)	393,848	403,170
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 1.854% (1 Month LIBOR USD + 0.620%), 3/25/34	465,452	395,521
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	39,374	39,458
Citigroup Mortgage Loan Trust
Series 2006-HE2, Class A2C, 1.384% (1 Month LIBOR USD + 0.150%), 8/25/36	199,434	199,247
COLT Funding, LLC
Series 2017-1, Class A1, 2.614%, 5/27/47 (a)(c)	210,616	213,824
Series 2017-1, Class A3, 3.074%, 5/27/47 (a)(c)	210,616	213,798
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28	279,267	285,738
Credit Suisse Mortgage Trust
Series 2017-HL1, Class A3, 3.500%, 6/25/47 (a)(c)	492,091	505,841
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (h)	8	8
Delta Funding Home Equity Loan Trust
Series 1997-2, Class A7, 1.654% (1 Month LIBOR USD + 0.420%), 6/25/27	25,533	24,483
Fannie Mae Connecticut Avenue Securities
Series 2014-C01, Class M1, 2.834% (1 Month LIBOR USD + 1.600%), 1/25/24	298,006	301,239
Series 2017-C06, Class 1M1, 1.986% (1 Month LIBOR USD + 0.750%), 2/25/30	500,000	500,780
Freddie Mac Structured Agency Credit Risk
Series 2013-DN2, Class M1, 2.684% (1 Month LIBOR USD + 1.450%), 11/25/23	191,503	192,149
Series 2017-DNA2, Class M1, 2.434% (1 Month LIBOR USD + 1.200%), 10/25/29	491,160	496,144
GMACM Home Equity Loan Trust
Series 2001-HE2, Class IA1, 1.674% (1 Month LIBOR USD + 0.440%), 12/25/26	93,631	97,353

GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	112,395	114,292
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	8,250	7,563
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	249,981	252,362
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	37,447	37,751
JP Morgan Mortgage Trust
Series 2014-IVR3, Class 3A1, 2.800%, 9/25/44 (a)(c)	596,319	601,899
Series 2015-1, Class B3, 2.618%, 12/25/44 (a)(c)	514,348	502,000
LSTAR Securities Investment, Ltd.
Series 2017-2, Class A2, 4.732% (1 Month LIBOR USD + 3.500%), 2/1/22 (c)(d)	250,000	250,000
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	93,602	93,719
New Residential Mortgage Loan Trust
Series 2015-1, Class A1, 3.750%, 5/28/52 (a)(c)	246,729	255,979
Series 2014-2, Class A2, 3.750%, 5/25/54 (a)(c)	478,869	494,136
Series 2017-5A, Class A1, 2.734% (1 Month LIBOR USD + 1.500%), 7/25/56 (c)	488,122	504,134
Nomura Resecuritization Trust
Series 2014-5R, Class 1A1, 3.000%, 6/26/35 (a)(c)	38,896	38,690
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 2.134% (1 Month LIBOR USD + 0.900%), 8/25/34	253,861	244,476
Residential Funding Mortgage Securities II
Series 2003-HI4, Class AI5, 6.260%, 2/25/29 (h)	102,672	104,690
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-31A, Class 2A1, 3.293%, 10/25/33 (a)	428,167	436,002
Series 2003-S2, Class M1A, 2.209% (1 Month LIBOR USD + 0.980%), 12/25/33	44,965	44,303
Series 2003-S2, Class M1F, 5.370%, 12/25/33 (h)	134,896	134,680
Towd Point Mortgage Trust
Series 2017-3, Class A1, 2.750%, 6/25/57 (a)(c)	225,507	228,904
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	6,589	6,666
Verus Securitization Trust
Series 2017-1A, Class A3, 3.716%, 1/25/47 (c)(h)	412,204	418,623
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	114,587	115,939
Total Residential Mortgage-Backed Securities - Non-Agency (cost $10,720,082)		10,801,051

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 1.6%
BasePoint - BP SLL Trust, Series SPL-III
9.500%, 12/31/19 (d)(g)	500,000	500,000
BasePoint - BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (d)(e)	122,946	122,946
BasePoint - BP SLL Trust, Series SPL-IV
9.500%, 12/31/19 (d)(f)	133,325	133,325
Total Private Placement Participation Agreements (cost $756,271)		756,271

SHORT-TERM INVESTMENTS - 17.9%
MONEY MARKET FUND - 5.1%
First American Government Obligations Fund - Class Z, 0.88% (b)	2,457,281	2,457,281

U.S. Government Agencies - 5.1%
Federal Home Loan Bank Discount Notes
0.990%, 9/5/17 (j)	$1,000,000	999,890
0.990%, 9/11/17 (j)	500,000	499,862
0.991%, 9/14/17 (j)	1,000,000	999,642
		2,499,394
U.S. TREASURY BILLS - 7.7%
U.S. Treasury Bills

0.878%, 9/14/17 (j)	1,000,000	999,683
1.122%, 10/19/17 (j)	1,250,000	1,248,129
0.923%, 11/9/17 (j)	1,500,000	1,497,348
Total U.S. Treasury Bills		3,745,160
Total Short-Term Investments (cost $8,701,818)		8,701,835

Total Investments (cost $46,788,893) - 97.0%		47,027,158
Other Assets less Liabilities - 3.0%		1,465,294
TOTAL NET ASSETS - 100.0%		$48,492,452

(a)	Variable rate security. The coupon is based on an underlying pool of loans. The interest rate shown in the rate in effect as of august 31, 2017.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2017.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of August 31, 2017, the value of these investments was $26,807,210 or 55.3% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(e)	Participation agreement is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of August 31, 2017, the value of this investment was $122,946 or 0.3% of total net assets.
(f)	Participation agreement is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of August 31, 2017, the value of this investment was $133,325 or 0.3% of total net assets.
(g)	Participation agreement is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-III. As of August 31, 2017, the value of this investment was $500,000 or 1.0% of total net assets.
(h)	Step-up bond that pays one interest rate for a certain period and a higher rate thereafter.
The interest rate shown is the rate in effect as of August 31, 2017.
(i)	Interest only security.
(j)	Rate shown is the discount rate at August 31, 2017.
FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
LIBOR - London Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit

Semper Funds
Notes to the Schedule of Investments
August 31, 2017 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds' (the "Funds") investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced ("TBAs") securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' securities as of August 31, 2017:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$76,309,454	$4,385,813	$80,695,267
Asset-Backed Securities – Real Estate	-	11,158,807	8,758,682	19,917,489
Collateralized Debt Obligations	-	1,644,423	13,569,628	15,214,051
Collateralized Loan Obligations	-	15,211,140	-	15,211,140
Commercial Mortgage-Backed Securities - Agency	-	4,714,731	-	4,714,731
Commercial Mortgage-Backed Securities – Non-Agency	-	176,332,283	7,320,767	183,653,050
Residential Mortgage-Backed Securities - Agency	-	433,503	-	433,503
Residential Mortgage-Backed Securities – Non-Agency	-	607,390,294	79,526,978	686,917,272
Total Fixed Income	-	893,194,635	113,561,868	1,006,756,503
Private Placement Participation Agreements	-	-	1,500,785	1,500,785
Short-Term Investments	9,256,835	-	-	9,256,835
Total Investments	$9,256,835	$893,194,635	$115,062,653	$1,017,514,123

Short Duration Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$190,594	$-	$190,594
Asset-Backed Securities – Non- Agency	-	7,101,326	556,065	7,657,391
Asset-Backed Securities – Real Estate	-	1,907,235	149,267	2,056,502
Collateralized Debt Obligations	-	-	487,619	487,619
Collateralized Loan Obligations	-	4,524,881	-	4,524,881
Commercial Mortgage-Backed Securities - Agency	-	7,281	-	7,281
Commercial Mortgage-Backed Securities – Non-Agency	-	9,995,344	715,097	10,710,441
Residential Mortgage-Backed Securities - Agency	-	1,133,292	-	1,133,292
Residential Mortgage-Backed Securities – Non-Agency	-	10,551,051	250,000	10,801,051
Total Fixed Income	-	35,411,004	2,158,048	37,569,052
Private Placement Participation Agreements	-	-	756,271	756,271
Money Market Fund	2,457,281	-	-	2,457,281
U.S. Government Agencies	-	2,499,394	-	2,499,394
U.S. Treasury Bills	-	3,745,160	-	3,745,160
Total Investments	$2,457,281	$41,655,558	$2,914,319	$47,027,158

Refer to the Funds' schedule of investments for additional information. Transfers between levels are recognized at August 31, 2017, the end of the reporting period.  The Funds' recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the MBS Total Return Fund's level 3 investments for which significant unobservable inputs were used in determining value.
	Asset- Backed Securities	Asset- Backed Securities – Real Estate	Collateralized Debt Obligations	Commercial MBS - Non- Agency
Balance as of November 30, 2016	$7,694,497	$8,764,176	$20,684,773	$11,453,719
Accrued discounts/premiums	11,469	(11,498)	153,912	59,861
Realized gain/(loss)	23,260	-	435,669	(573,543)
Change in unrealized appreciation/ (depreciation)	392,263	6,004	784,636	1,564,870
Purchases	7,517,212	-	-	5,044,345
Sales	(5,070,000)	-	(8,489,362)	(8,810,749)
Transfers in and/or out of Level 3	(6,182,888)	-	-	(1,417,736)

Balance as of August 31, 2017	$4,385,813	$8,758,682	$13,569,628	$7,320,767

(Continued)	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2016	$1,074,383	$1,267,526
Accrued discounts/premiums	694,932	-
Realized gain/(loss)	(1,376,592)	-
Change in unrealized appreciation/ (depreciation)	124,179	-
Purchases	83,473,959	1,009,000
Sales	(4,463,883)	(775,741)
Transfers in and/or out of Level 3	-	-

Balance as of August 31, 2017	$79,526,978	$1,500,785

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the MBS Total Return Fund at August 31, 2017, and still classified as level 3 was $(683,264).

The following is a reconciliation of the Short Duration Fund's level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset- Backed Securities – Non-Agency	Asset-Backed Securities – Real Estate	Collateralized Debt Obligations	Commercial MBS Non- Agency

Balance as of November 30, 2016	$1,015,976	$149,186	$1,029,936	$958,787
Accrued discounts/premiums	(34)	-	9,401	1,712
Realized gain/(loss)	1,997	-	13,647	3,581
Change in unrealized appreciation/(depreciation)	1,189	81	(25,115)	2,575
Purchases	-	-	-	137,864
Sales	(463,063)	-	(540,250)	(389,422)
Transfers in and/or out of Level 3	-	-	-	-

Balance as of August 31, 2017	$556,065	$149,267	$487,619	$715,097

(Continued)	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2016	$121,236	$316,881
Accrued discounts/premiums	(115)	-
Realized gain/(loss)	534	-
Change in unrealized appreciation/(depreciation)	3,180	-
Purchases	939,424	744,711
Sales	(395,636)	(305,321)
Transfers in and/or out of Level 3	(418,623)	-

Balance as of August 31, 2017	$250,000	$756,271

The change in unrealized appreciation/(depreciation) for level 3 securities still held in the Short Duration Fund at August 31, 2017, and still classified as level 3 was $51,572.

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds' primary pricing services which utilize observable inputs.  The Funds' primary pricing services were unable to provide a valuation for 27 other securities held on August 31, 2017.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds' adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, the primary pricing services provided a valuation based on  a single broker quote for six other securities held by the Funds.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the MBS Total Return Fund as of August 31, 2017, are as follows:

Investments in Securities	Value at 8/31/17	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV, Due 5/31/19	$491,785	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected
10% yield for a 3 year term (2 years
remaining), appropriate given the
asset's strong credit quality offset by
illiquidity.  This loan participation is
part of a senior secured credit facility
backed by a series of pools of
unsecured consumer loan receivables,
originated by LoanMe, Inc., a specialty
finance company that directly

originates and services high
interest‐bearing unsecured consumer
loans and unsecured small business
loans.  Repayment of principal at par is
remains on schedule with 10% paid down
in Q3 2017. Overcollateralization,
strong fundamentals of loan cash flows
support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-III, Due 12/31/19	$1,009,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.	This senior loan participation has an
expected 9.5% yield for a 3 year term,
appropriate given the asset's strong
credit quality offset by illiquidity.  This
loan participation is part of a senior
secured credit facility backed by a
series of pools of small business loans
originated by LoanMe, Inc., a specialty
finance company that directly originates
and services high interest‐bearing
unsecured consumer loans and
unsecured small business loans.
Repayment of principal begins 12/2017
at 100. Financial strength of the
sponsor, overcollateralization, strong
fundamentals of loan cash flows support
a price of par.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of August 31, 2017, are as follows:

Investments in Securities	Value at 8/31/17	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint BP SLL Trust, Series SPL-IV, Due 5/31/19	$122,946	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected
10% yield for a 3 year term (2 years
remaining), appropriate given the
asset's strong credit quality offset by
illiquidity.  This loan participation is
part of a senior secured credit facility
backed by a series of pools of
unsecured consumer loan receivables,
originated by LoanMe, Inc., a specialty
finance company that directly
originates and services high
 interest‐bearing unsecured consumer
loans and unsecured small business
loans.  Repayment of principal at par remains
ahead of schedule with 10% paid down
in Q3 2017. Overcollateralization,
strong fundamentals of loan cash flows
support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL- IV, Due 12/31/19	$133,325	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an
expected 9.5% yield for a 3 year term,
appropriate given the asset's strong
credit quality offset by illiquidity.  This
loan participation is part of a senior
secured credit facility backed by a
series of pools of small business loans

originated by LoanMe, Inc., a specialty
finance company that directly originates
and services high interest‐bearing
unsecured consumer loans and
unsecured small business loans.
Repayment of principal at par is on
schedule at about 5% per month.
Financial strength of the sponsor,
overcollateralization, strong
fundamentals of loan cash flows support
a price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL- III, Due 12/31/19	$500,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.	This senior loan participation has an
expected 9.5% yield for a 3 year term,
appropriate given the asset's strong
credit quality offset by illiquidity.  This
loan participation is part of a senior
secured credit facility backed by a
series of pools of small business loans
originated by LoanMe, Inc., a specialty
finance company that directly originates
and services high interest‐bearing
unsecured consumer loans and
unsecured small business loans.
Repayment of principal begins 12/2017
at 100. Financial strength of the
sponsor, overcollateralization, strong
fundamentals of loan cash flows support
a price of par.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds' Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At August 31, 2017, the MBS Total Return Fund had investments in illiquid securities with a total value of $1,500,785 or 0.1% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $756,271 or 1.6% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

MBS Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$1,009,000	7/17	$1,009,000
BasePoint - BP SLL Trust, Series SPL-IV, due 5/31/19	491,785	6/16	491,785

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-III, due 12/31/19	$500,000	12/16	$500,000
BasePoint - BP SLL Trust, Series SPL-IV, due 5/31/19	122,946	6/16	122,946
BasePoint - BP SLL Trust, Series SPL-IV, due 12/31/19	133,325	12/16	133,325

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2017 was as follows*:

MBS Total Return Fund

Cost of investments	$1,017,020,542

Gross unrealized appreciation	$10,468,553
Gross unrealized depreciation	(9,974,972)
Net unrealized appreciation	$493,581

Short Duration Fund

Cost of investments	$46,788,893

Gross unrealized appreciation	$299,050
Gross unrealized depreciation	(60,785)
Net unrealized appreciation	$238,265

 *Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds' previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President

Date                                     10/13/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date                                      10/13/2017

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date                                      10/13/2017

* Print the name and title of each signing officer under his or her signature.